RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues
Power purchase and revenue agreements	$ 4	$ 17	$ 28	$ 54
Other income
Interest income	9	5	19	14
Distribution income	19	1	19	3
Other income, net	28	6	38	17
Direct operating costs
Energy purchases	(8)	(3)	(17)	(11)
Energy marketing fee & other services	(7)	0	(13)	(1)
Total related party direct operating costs	(15)	(3)	(30)	(12)
Interest expense
Borrowings and distributions	(117)	(33)	(247)	(68)
Other
Related party services expense	(2)	(2)	(3)	(3)
Financial instrument gain	0	0	0	2
Other income (expense)	(2)	(2)	(3)	(1)
Management service costs	(26)	(22)	(49)	(43)
Distributions payable	17		17		$ 17
Interest expense	117	33	247	68
BEPC exchangeable shares outstanding (units)
Interest expense
Borrowings and distributions	(4)	(16)	(8)	(32)
Other
Interest expense	4	16	8	32
Class A.2 Exchangeable Shares
Interest expense
Borrowings and distributions	(13)	0	(26)	0
Other
Interest expense	13	0	26	0
BRHC class C shares outstanding (units)
Interest expense
Borrowings and distributions	(66)	0	(161)	0
Other
Interest expense	$ 66	$ 0	$ 161	$ 0